CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets		$ 24,693	$ 22,710
Property, plant and equipment		194,932	209,700
Joint ventures and associates		23,415	22,451
Investments in securities		3,797	3,222
Deferred tax		12,426	16,311
Retirement benefits		8,471	2,474
Trade and other receivables		7,065	7,641
Derivative financial instruments		815	2,805
Non-current assets		275,614	287,314
Current assets
Inventories		25,258	19,457
Trade and other receivables		53,208	33,625
Derivative financial instruments		11,369	5,783
Cash and cash equivalents		36,970	31,830
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		126,805	90,695
Assets classified as held for sale		1,960	1,259
Current assets		128,765	91,954
Total assets		404,379	379,268
Non-current liabilities
Debt		80,868	91,115
Trade and other payables		2,075	2,304
Derivative financial instruments		887	420
Deferred tax		12,547	10,463
Retirement benefits	[1]	11,325	15,605
Decommissioning and other provisions		25,804	27,116
Non-current liabilities		133,506	147,023
Current liabilities
Debt		8,218	16,899
Trade and other payables	[1]	63,173	44,572
Derivative financial instruments		16,311	5,308
Income taxes payable	[1]	3,254	3,111
Decommissioning and other provisions		3,338	3,622
Total current liabilities other than liabilities included in disposal groups classified as held for sale		94,294	73,512
Liabilities directly associated with assets classified as held for sale		1,253	196
Current liabilities		95,547	73,708
Total liabilities		229,053	220,731
Equity
Share capital		641	651
Shares held in trust		(610)	(709)
Other reserves		18,909	12,752
Retained earnings		153,026	142,616
Equity attributable to Shell plc shareholders		171,966	155,310
Non-controlling interest		3,360	3,227
Total equity		175,326	158,537
Total liabilities and equity		$ 404,379	$ 379,268

[1]	As from January 1, 2021, the current "Retirement benefits" liability has been classified under non-current liabilities (previously separately presented within current liabilities) (see Note 18) and taxes payable not related to income tax are presented within "Trade and other payables" (previously "Taxes payable") (see Note 17). Prior period comparatives have been revised to conform with current year presentation.